INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss before income taxes:
PRC	¥ 237,232	¥ 130,961	¥ 144,158
Other jurisdictions	202,427	202,015	140,569
Total loss before income taxes	439,659	332,976	284,727
Current tax expenses:
PRC	27,206	5,546	311
Other jurisdictions			1,998
Total current tax expenses	27,206	5,546	2,309
Deferred tax benefits:
PRC	(36,597)	(11,683)	(10,935)
Other jurisdictions		61	311
Total deferred tax benefits	(36,597)	(11,622)	(10,624)
Total income taxes benefits	¥ (9,391)	¥ (6,076)	¥ (8,315)